Risk Management and Financial Instruments (Details) - Schedule of Other Comprehensive Income (Expense) - Seara Alimentos [member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting	$ 932	$ (5,057)
Gain on cash flow hedge	1,412	3,136
Total of other comprehensive income (expense)	1,412	3,136
Currency [Member]
Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting		(5,118)
Commodities [Member]
Schedule of Other Comprehensive Income (Expense) [Line Items]
Financial instruments designated as hedge accounting	$ 932	$ 61